Santo Mining Corp. - Statements of Cash Flows - Unaudited (USD $)	6 Months Ended		43 Months Ended
	Jan. 31, 2013 Scenario, Actual [Member]	Jan. 31, 2012 Scenario, Plan [Member]	Jan. 31, 2013 Scenario, Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (282,217)	$ (51,341)	$ (563,773)
Amortization expense	162	551	1,502
Share-based compensation	23,332		69,999
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	55,052	3,500	101,224
Net cash used in operating activities	(203,671)	(47,290)	(391,048)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of deposit on mineral claims	(85,310)		(85,310)
Purchase of mineral claims	(29,523)		(106,119)
Payments for website	(210)		(5,090)
Net cash used in investing activities	(115,043)		(196,519)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	300,000		539,950
Proceeds from related party payable		45,744	79,696
Net cash provided by financing activities	300,000	45,744	619,646
Net change in cash	(18,714)	(1,546)	32,079
Cash, beginning of period	50,793	2,187
Cash, end of period	32,079	641	32,079
SUPPLEMENTAL CASH FLOWS DISCLOSURES:
Interest paid			4
Income taxes paid	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares transferred between related parties for mineral claims	$ 6,654		$ 10,796